Deferred Share Units	3 Months Ended
Feb. 28, 2022
Deferred Share Units
Deferred Share Units

9. Deferred share units

Effective May 28, 2010, the Company’s shareholders approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its non-management directors and reserved a maximum of 11,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company’s common shares on the TSX.

Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company’s common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the three months ended February 28, 2022, no non-management board members elected to receive director fees in the form of DSUs under the Company’s DSU Plans. As at February 28, 2022, Nil (February 28, 2021 – Nil) DSUs were outstanding and 11,000 (February 28, 2021 - 11,000) DSUs were available for grant under the DSU Plan.

During the three months ended February 28, 2022 and 2021, no DSUs were exercised.